                                                        ------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

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                                                        hours per response: 5.0
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4915
                                                     -----------

                           DNP Select Income Fund Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                55 East Monroe Street, Chicago, Illinois   60603
               ---------------------------------------------------
               (Address of principal executive offices)  (Zip code)

       Nathan I. Partain                        John R. Sagan
       DNP Select Income Fund Inc.              Mayer, Brown, Rowe & Maw LLP
       55 East Monroe Street                    190 South LaSalle Street
       Chicago, Illinois 60603                  Chicago, Illinois  60603

                    (Name and address of agents for service)

Registrant's telephone number, including area code:    (312) 368-5510
                                                    -------------------------

Date of fiscal year end:    December 31
                        -------------------

Date of reporting period:  June 30, 2003
                         ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 35

ITEM 1.    REPORTS TO STOCKHOLDERS.

           The Semi-Annual Report to Stockholders follows.

Dear Fellow Shareholders:

   Performance Review: We are pleased to report that during the second quarter of 2003 your Fund had a total return (market price change plus income) of 11.6%, boosting year-to-date total return to 14.2%. In comparison, the S&P Utilities Index had a total return of 21.3% for the quarter and 17.5% year-to-date. A composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of 16.6% for the second quarter and 15.6% year-to-date.

   During the second quarter of 2003, your Fund paid three monthly 6.5 cent dividends. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 7.18% common stock dividend yield based on the June 30, 2003 closing price of $10.87 per share. That yield compares favorably with the quarter-end yields of 4.10% on the Dow Jones Utility Index and 4.16% on the S&P Utilities Index.

   The stock markets are off to a good start this year. The broad market and the utility sector have advanced strongly, especially in the second quarter. Within the utility sector, the stocks of highly leveraged and volatile companies have performed best, while the stocks of more financially strong and stable companies have lagged. Your Fund, in keeping with its primary investment objectives of current income and long-term growth of income, maintains a portfolio that is less aggressive than the hypothetical portfolio reflected in the utility indexes. As a result, our year-to-date total return has lagged the utility indexes to some extent. However, it is worth remembering that during 2002, when aggressive portfolios were faring more poorly, your Fund outperformed the S&P Utilities Index by approximately 27%.

   Tax Law Change: At the end of May, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, lowering the income tax rates on qualifying dividends and long-term capital gains to 15% for the top four income tax brackets and to 5% for those in the 10% and 15% tax brackets. The definition of qualifying dividends is still being clarified but, in general and subject to a holding period requirement, stock dividends of U.S. corporations and foreign corporations listed on U.S. exchanges qualify for the reduced tax rate, with the exception of certain types of preferred stock and REITs. Mutual funds will generally be able to pass through to their shareholders the same tax treatment of qualifying dividends and long-term capital gains that would be applicable to the funds themselves. However, your Fund's dividend stream includes significant income from bonds, preferred stocks, and REITs, which may not qualify for the reduced tax rate. The exact impact of the tax law change on your Fund's dividend tax treatment depends on the assets held by the Fund during the year and will not be known until January 2004 when the Fund issues an IRS Form 1099 to each of its shareholders.

   The Economic Outlook Has Brightened: The lower taxation of qualifying dividends is just one aspect of the tax law changes. The tax reductions also provide marriage penalty relief, an increase in the child tax credit, reduction in some individual tax rates, and incentives for investment. While fairness in tax structure was central to the debate, President Bush based his case for the tax cuts on the need for fiscal stimulus to boost economic growth. The tax law changes are the Administration's and Congress' response to a period of subdued economic growth, stubbornly high unemployment and low job creation, and moderate disinflation (a decline in the rate of inflation).

   The Federal Reserve Board has also responded to the sub-par economic environment by lowering the federal funds rate thirteen times since December 2000, most recently in June of this year, to levels not seen for 45 years. Federal Reserve Chairman Alan Greenspan said in his recent semiannual testimony to the House of Representatives Financial Services Committee that the Fed intends to keep rates low for as long as needed to promote satisfactory economic performance.

   Because of the recent volatility in economic indicators, it is not clear what would constitute satisfactory economic performance in the eyes of the Fed. Over the last six quarters, the Fed has seen a quarter of 5.0% real growth (first quarter 2002) only to be followed by a quarter of 1.3% growth, then a quarter of 4.0% growth (third quarter 2002) followed by two quarters of below 1.5% growth, and most recently a 2.4% quarterly growth rate (second quarter
2003). It is possible that the Fed will wait to see two consecutive quarters of strong growth before changing its accommodative policy.

   It is widely anticipated that the combination of low interest rates and the recently passed tax legislation will provide a lift to the economy. It has been estimated that the tax changes will increase household cash flow by $35 billion, prompting a pickup in consumer spending. More importantly, it is hoped that lower tax rates will enable businesses to become more productive--creating jobs and increasing workers' incomes. In addition, low interest rates will continue to encourage home refinancing, which gives homeowners an opportunity to extract cash and/or lower their monthly payments. The resulting increase in consumer liquidity is expected to boost consumer confidence, and continue to benefit corporations by enabling them to borrow at lower interest rates and with less risk premium.

   It thus appears that the economic factors are in place for improved consumer and business activity. If the economy improves, it is likely that the stock markets will improve, and that the virtuous cycle of compounding gains will be reestablished.

   Back to Basics for the Electric and Natural Gas Groups: The first half of 2003 has been relatively uneventful for the utility sector compared to the prior fifteen months. The latter part of 2001 and most of 2002 were a tumultuous period for the utility sector, which was buffeted by a series of developments inconsistent with the sector's reputation as safe and stable. A confluence of events, including a dysfunctional California power market and high natural gas prices, forced energy prices higher, while at the end of the period a slow economy, an oversupply of generating capacity, and a contraction in energy trading kept energy prices below break-even for many generating facilities.

   As a result, we have witnessed the bankruptcy, or near-bankruptcy, not only of several of the more aggressive energy merchants, but also of a number of traditional utilities. The rating agencies, due to heightened concerns about the utility industry following the "Enron Debacle", have sharply increased their scrutiny of utility companies. Many formerly high quality companies have experienced credit downgrades, some to well below investment grade resulting in a sharply higher corporate cost of capital, capital expenditure curtailment, dividend reductions or eliminations, and liquidity crises. Unethical energy trading practices, faulty electric and gas price reporting, and questionable accounting practices have further tarnished the industry's reputation.

   As 2002 progressed, management turnover proliferated, and replacement management turned away from risky, high-growth endeavors and turned back to basics--the core businesses of providing electricity and natural gas in the most efficient manner possible. International business units, which served mostly as capital drains and distractions for management, were closed or divested. In addition, energy trading businesses not backed by physical assets were abandoned or wound down. Companies shored up stressed balance sheets by issuing new equity and selling "non-core" assets to reduce debt. Thus far in 2003, further progress has been made along these lines by most of the troubled companies in the sector. Balance sheets appear to be healthier, and there continue to be improvements in debt-to-capital ratios, as well as companies' ability to service interest costs. We view 2003 as a transition year, with continued progress towards restored financial health.

   Investors have also embraced the back to basics concept, and many utility stock values have been helped by the sector's return to favor. Gone are expectations and pressure on utility managements to far exceed a low- to mid-single digit earnings growth rate. Investors now recognize that higher growth rates--if achievable at all--require traditional regulated utility managements to engage in risky, highly uncertain strategies with which they are mostly unfamiliar. Investors have realized the value in the steady stream of cash flows that come from a utility's core distribution business and the natural hedge against risk of owned, rather than contracted or purchased, power generation. Cash flows underpin a company's ability to fund capital expenditures as well as dividends and, therefore, are an accurate and meaningful sign of the operating and financial health of a utility.

   Fortunately, DNP's strategy has emphasized just these types of companies--stable and regulated distribution businesses with secure dividend streams. We intend to continue with this investment strategy in the future.

   Board of Director's Meeting: At the July Board of Directors' meeting, the Board declared the following monthly dividends:

                   Cents Per Share Record Date  Payable Date
                   --------------- ------------ ------------
                         6.5...... August 29    September 10
                         6.5...... September 30 October 10
                         6.5...... October 31   November 10

   Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available as a benefit to all registered shareholders. As long as the market price of the common stock of the Fund exceeds or is equal to the net asset value per share, new shares for the dividend reinvestment program are issued at the greater of either 95% of the market price or net asset value. If the market price per share of common stock is below the net asset value per share, shares are purchased in the open market at prevailing market prices, plus any brokerage commissions paid by The Bank of New York.

   Those shareholders whose shares are held for them by a brokerage house or nominee in "street-name" may not participate in the Fund's automatic dividend reinvestment plan. For such shareholders desiring automatic dividend reinvestment, we suggest you contact your broker or other nominee.

   As an added service, without cost to the shareholder, the Fund offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. This service is offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York (1-877-381-2537 or http://stock.bankofny.com).

   Visit us on the Web--You can obtain the most recent shareholder financial report and dividend information at our web site, http://www.dnpselectincome.com.

   We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

/s/ Claire V. Hansen
                                          /s/ Nathan I. Partain
Claire V. Hansen, CFA
                                          Nathan I. Partain, CFA
Chairman
                                          President and Chief
                                          Executive Officer

                          DNP SELECT INCOME FUND INC.
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 June 30, 2003

COMMON STOCKS--83.6%

                                                                Market
                                                                Value
       Shares    Company                                       (Note 1)
       --------- -------                                     ------------

                 [_] ELECTRIC--46.3%

       1,000,000 Allete Inc................................. $ 26,550,000
       1,001,000 Ameren Corp................................   44,144,100
         800,000 Cinergy Corp...............................   29,432,000
       1,000,000 Consolidated Edison Inc....................   43,280,000
         796,000 Dominion Resources.........................   51,158,920
       2,000,000 DQE Inc....................................   30,140,000
       1,000,000 DTE Energy Co..............................   38,640,000
       1,100,000 Energy East Corp...........................   22,836,000
       1,000,000 Exelon Corp................................   59,810,000
       1,375,000 FirstEnergy Corp...........................   52,868,750
         900,000 FPL Group Inc..............................   60,165,000
       1,080,000 Iberdrola S.A. (Spain).....................   18,702,587
         215,000 National Grid Group PLC ADR................    7,333,650
         770,000 National Grid Transco PLC (United Kingdom).    5,222,191
       1,318,600 NSTAR......................................   60,062,230
       1,375,000 Progress Energy Inc........................   60,362,500
       1,000,000 Public Service Enterprise Group............   42,250,000
         850,000 Scottish & Southern Energy (United Kingdom)    8,738,305
         100,000 Scottish & Southern Energy ADR.............   10,296,860
       2,300,000 Southern Co................................   71,668,000
       1,500,000 Vectren Corp...............................   37,575,000
                                                             ------------
                                                              781,236,093

                 [_] GAS--7.4%

         926,000 AGL Resources..............................   23,557,440
       1,000,000 Keyspan Corp...............................   35,450,000
         900,000 Peoples Energy Corp........................   38,601,000
       1,000,000 WGL Holdings Inc...........................   26,700,000
                                                             ------------
                                                              124,308,440

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2003

                                                             Market
                                                             Value
          Shares    Company                                 (Note 1)
          --------- -------                               ------------

                    [_] TELECOMMUNICATION--15.6%

          1,000,000 Alltel Corp.......................... $ 48,220,000
          1,730,000 BellSouth Corp.......................   46,069,900
          1,637,230 SBC Communications Inc...............   41,831,226
            411,000 Swisscom AG ADR......................   11,647,740
            856,250 Telecom Corp. of New Zealand Ltd. ADR   20,858,250
            534,000 Telefonica S.A. ADR..................   18,460,380
          1,068,400 Telstra Corp. ADR....................   15,865,740
          1,519,000 Verizon Communications...............   59,924,550
                                                          ------------
                                                           262,877,786

                    [_] NON-UTILITY--14.3%

            177,450 Archstone Smith Trust................    4,258,800
             80,000 Arden Realty Inc.....................    2,076,000
            309,400 Boston Properties Inc................   13,551,720
            109,200 Camden Property Trust................    3,816,540
            347,984 CBL & Associates Properties Inc......   14,963,312
            224,770 Centerpoint Properties Corp..........   13,767,162
            435,000 Chelsea GCA Realty Inc...............   17,534,850
            100,000 Colonial Properties Trust............    3,519,000
            209,589 Corporate Office Properties Trust....    3,548,342
            410,605 Developers Diversified Realty Corp...   11,677,606
            200,000 Duke Realty Corp.....................    5,510,000
            186,550 Equity Office Properties Trust.......    5,038,715
            191,100 Equity Residential Properties Trust..    4,959,045
             75,621 Essex Property Trust Inc.............    4,329,302
            250,250 General Growth Properties, Inc.......   15,625,610
             67,000 Health Care Property Investors Inc...    2,837,450
            127,930 Health Care Realty Trust Inc.........    3,729,160
             95,000 Hospitality Properties Trust.........    2,968,750
            242,424 iStar Financial Inc..................    8,848,476
            250,250 The Macerich Co......................    8,791,283
            183,075 Maguire Properties Inc...............    3,524,194
            273,000 Pan Pacific Retail Properties Inc....   10,742,550
            495,600 ProLogis Trust.......................   13,529,880

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2003

                                                                Market
                                                                Value
      Shares    Company                                        (Note 1)
      --------- -------                                     --------------
         90,000 Realty Income Corp......................... $    3,427,200
        263,900 S.L. Green Realty Properties Inc...........      9,207,471
        108,624 Shurgard Storage Centers Inc...............      3,593,282
        352,170 Simon Property Group.......................     13,745,195
        527,800 United Dominion Realty Trust...............      9,088,716
        315,000 Vornado Realty Trust.......................     13,734,000
        210,892 Weingarten Realty Investors................      8,836,375
                                                            --------------
                                                               240,779,986
                                                            --------------
                Total Common Stocks (Cost--$1,307,884,752).  1,409,202,305
                                                            --------------

      PREFERRED STOCKS--17.1%

                [_] UTILITY--17.1%

        200,000 Alltel Corp. 7 3/4% due 5/17/05............      9,950,000
        750,000 Ameren Corp. 9 3/4% due 5/15/05............     21,315,000
      1,200,000 Centurytel Inc. 6 7/8% due 5/15/05.........     34,080,000
        626,200 Cinergy Corp. 9 1/2% due 2/16/05...........     37,096,088
        450,000 Dominion Resources Inc. 9 1/2% due 11/16/04     26,532,000
        986,700 DTE Energy Co. 8 3/4% due 8/16/05..........     25,940,343
        550,000 Duke Energy Corp. 8 1/4% due 5/18/04.......      8,723,000
        223,500 EIX Trust II Series B 8.60% due 10/29/29 **      6,392,100
        500,000 FPL Group Inc. 8 1/2% due 2/16/05..........     29,815,000
        412,000 Keyspan Corp. 8 3/4% due 5/16/05...........     21,815,400
        775,000 Oneok Inc. 8 1/2% due 2/16/06..............     21,839,500
        500,000 Sempra Energy 8 1/2% due 5/17/05...........     13,720,000
         17,100 Southern Union 5 3/4% due 8/16/05..........        911,430
        400,000 TXU Corp. 8 3/4% due 11/16/05..............     13,240,000
        500,000 TXU Corp. 8 1/8% due 5/16/06...............     17,270,000
                                                            --------------
                Total Preferred Stocks (Cost--$282,187,804)    288,639,861
                                                            --------------

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2003


BONDS--40.7%

                                                        Ratings
                                               --------------------------
                                                                 Standard    Market
                                                                   and       Value
Par Value     Company                            Fitch   Moody's  Poor's    (Note 1)
---------     -------                          --------- ------- -------- ------------

              [_] ELECTRIC--11.5%

$ 8,571,000   Cleveland Electric Illuminating
              9%, due 7/01/23................. BBB        Baa2     BBB    $  9,001,616
 18,050,000   Comed Financing II
              8 1/2%, due 1/15/27............. Not Rated  Baa2     BBB      21,064,747
  7,500,000   Commonwealth Edison Co.
              9 7/8%, due 6/15/20............. A-         A3       A-        8,724,585
  6,000,000   Dayton Power and Light
              8.15% due 1/15/26............... A          A2       BBB       6,254,100
 24,000,000   Dominion Resources Capital Trust
              7.83%, due 12/01/27............. Not Rated  Baa2     BBB-     26,900,712
  5,000,000   Gulf States Utilities
              8.94%, due 1/01/22.............. Not Rated  Baa3     BBB-      5,206,935
  5,000,000   Illinois Power Co.
              7 1/2, due 7/15/25.............. CCC+       B3       B         4,650,000
 13,725,000   Niagara Mohawk Power Corp.
              8 7/8, due 5/15/07.............. Not Rated  Baa3     A-       16,523,816
  5,000,000   Progress Energy Inc
              73/4%, due 3/1/31............... BBB-       Baa2     BBB       6,028,350
  9,000,000   PSEG Power
              8 5/8%, due 4/15/31............. Not Rated  Baa1     BBB      11,645,136
 22,750,000   Puget Capital Trust
              8.231%, due 6/01/27............. Not Rated  Ba1      BB       22,709,505
 13,000,000   Southern Co. Capital Trust
              8.14%, due 2/15/27.............. Not Rated  Baa1     BBB+     14,969,552
  9,000,000   Texas Utilities Corp.
              7 7/8%, due 3/1/23.............. A-         Baa1     BBB       9,413,550
 10,000,000   Virginia Electric & Power Co.
              8 5/8%, due 10/01/24............ Not Rated  A2       A-       11,140,020
 17,700,000   Virginia Electric & Power Co.
              8 1/4%, due 3/01/25............. Not Rated  A2       A-       19,910,358
                                                                          ------------
                                                                           194,142,982

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2003

                                                     Ratings
                                            --------------------------
                                                              Standard    Market
                                                                and       Value
Par Value     Company                         Fitch   Moody's  Poor's    (Note 1)
---------     -------                       --------- ------- -------- ------------
              [_] GAS--4.3%

$ 5,000,000   KN Energy Inc.
              71/4%, due 3/01/28........... BBB        Baa2     BBB    $  5,806,950
 10,000,000   Northern Border Partners L.P.
              8 7/8%, due 6/15/10.......... BBB+       Baa2     BBB+     12,208,410
 15,000,000   Panhandle Eastern
              8 5/8%, due 4/15/25.......... BBB        Baa3     BBB      16,755,150
  6,488,000   Southern Union Co.
              7.60%, due 2/01/24........... BBB        Baa3     BBB       7,334,989
  8,850,000   Southern Union Co.
              81/4%, due 11/15/29.......... BBB        Baa3     BBB      10,357,350
 10,000,000   TE Products Pipeline Co.
              7.51%, due 1/15/28........... Not Rated  Baa3     BBB      10,497,760
  9,000,000   Trans-Canada Pipeline
              9 1/8%, due 4/20/06.......... Not Rated  A3       BBB+     10,366,650
                                                                       ------------
                                                                         73,327,259
              [_] TELECOMMUNICATION--8.6%

 15,000,000   AT&T Corporation
              8.35%, due 1/15/25........... BBB+       Baa2     BBB+     16,023,495
 10,000,000   BellSouth Capital Funding
              7 7/8%, due 2/15/30.......... A+         A1       A+       13,098,780
 25,000,000   British Telecom PLC
              8 7/8%, due 12/15/30......... A          Baa1     A-       34,241,150
  5,000,000   Centurytel Inc.
              6 7/8%, due 1/15/28.......... Not Rated  Baa2     BBB+      5,723,805
 10,000,000   Centurytel Inc.
              8 3/8%, due 10/15/10......... Not Rated  Baa2     BBB+     12,639,760
 10,000,000   France Telecom
              7 3/4%, due 3/01/11.......... BBB-       Baa3     BBB      12,607,560
 13,250,000   GTE California Inc.
              8.07%, due 4/15/24........... AA         A1       A+       14,317,738
 17,625,000   GTE Corp.
              7.90%, due 2/01/27........... A+         A3       A+       20,083,176
  5,000,000   GTE North Inc., Series C
              7 5/8%, due 5/15/26.......... AA         A1       A+        5,476,080
  4,314,000   Tritel PCS Inc.
              10 3/8%, due 1/15/11......... BBB        Baa2     BBB       5,295,435
  5,000,000   Vodafone Group PLC
              7 7/8%, due 2/15/30.......... A          A2       A         6,465,870
                                                                       ------------
                                                                        145,972,849

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2003

                                                    Ratings
                                             ----------------------
                                                           Standard    Market
                                                             and       Value
Par Value    Company                         Fitch Moody's  Poor's    (Note 1)
---------    -------                         ----- ------- -------- ------------

             [_] NON-UTILITY--16.3%

#$15,000,000 American General Finance Corp.
             1.46%, due 5/28/04............. A+     A1       A+     $ 15,000,000
# 25,000,000 Belford U.S. Capital Co. LLC
             1.29%, due 6/18/04............. AAA    NR       AAA      25,012,600
# 25,000,000 CIT Group Inc.
             2.03%, due 4/8/04.............. A      A2       A        25,085,500
# 25,000,000 Daimler Chrysler NA Holdings
             1.51%, due 8/21/03............. NR     A3       BBB+     25,001,000
   8,000,000 Dayton Hudson Corp.
             9 7/8%, due 7/01/20............ A      A2       A+       11,667,000
  19,940,000 EOP Operating LP
             71/2%, due 4/19/29............. BBB+   Baa1     BBB+     23,039,015
# 25,000,000 General Electric Capital Corp.
             1.58%, due 10/22/03............ NR     Aaa      AAA      25,009,700
# 25,000,000 General Motors Acceptance Corp.
             1.59%, due 11/07/03............ BBB+   A3       BBB      24,964,000
# 25,000,000 Household Finance Corp.
             1.63%, due 5/28/04............. A      A1       A        25,086,400
# 25,000,000 Morgan Stanley Dean Witter
             1.55%, due 5/18/04............. AA-    Aa3      A+       25,086,050
# 25,000,000 Northern Rock PLC
             1.56%, due 7/22/03............. A+     NR       A        25,002,350
# 25,000,000 Salomon Smith Barney Holdings
             1.64%, due 5/07/04............. AA+    Aa1      AA-      25,045,200
                                                                    ------------
                                                                     274,998,815
                                                                    ------------
             Total Bonds (Cost--$645,545,252)......................  688,441,905
                                                                    ------------

U.S. TREASURY OBLIGATION--0.1%

   2,000,000 U.S. Treasury Bond
             10 3/4%, due 8/15/05..................................    2,393,360
                                                                    ------------
             Total U.S. Treasury Obligation
             (Cost--$2,172,756)....................................    2,393,360
                                                                    ------------

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2003

                                                                                             Market
                                                                                             Value
Par Value     Company                                                                       (Note 1)
---------     -------                                                                    ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--9.4%

 $125,000,000 Federal Home Loan Mortgage Corp.
              9%, due 2/26/04........................................................... $   131,460,375
   25,000,000 Federal Home Loan Mortgage Corp.
              9%, due 11/15/13..........................................................      27,515,925
                                                                                         ---------------
              Total U.S. Government Agency Obligations (Cost--$158,926,534).............     158,976,300
                                                                                         ---------------
MONEY MARKET INSTRUMENTS--15.4%

#   2,859,917 AIM STIC Liquid Assets Portfolio..........................................       2,859,917
#  25,000,000 CCN Orchard Park LLC
              1.435%, due 10/06/03......................................................      25,000,000
#  19,193,000 Concord Minuteman Capital CP Series A
              1.20%, due 7/01/03........................................................      19,193,000
#  24,000,000 Deutsche Bank Securities Inc. Repurchase Agreement,
              1.435%, dated 6/30/03, due 7/01/03, collateralized by $24,480,000 MSDWC
              2001-NC4 M2 2.685% CMO due 1/25/32........................................      24,000,000
   40,000,000 General Electric Capital Corp.
              1.25%, due 7/01/03........................................................      40,000,000
#  19,039,025 Janus Institutional Cash Reserves Fund....................................      19,039,025
# 100,000,000 Merrill Lynch, Pierce Fenner & Smith Repurchase Agreement, 1.455%, dated
              6/30/03, due 7/01/03, collateralized by $5,907,432 EOP Operating LP 7% due
              7/15/11; $6,661,750 Canadian National Railways 7.375% due 10/15/31;
              $10,537,844 Time Warner Entertainment 8.375% due 7/15/33; $7,907,103
              Sears Roebuck Acceptance 6.75% due 8/15/11; $5,450,876 Marathon Oil Corp.
              5.375% due 6/01/07; $7,022,181 Federated Dept. Stores 8.5% due 6/01/10;
              $6,514,236 Spieker Properties LP 7.35% due 12/01/17; $8,975,638 Kinder
              Morgan Energy Partners 7.40% due 3/15/31; $5,809,700 Spieker Properties LP
              7.25% due 5/01/09; $6,232,554 Spieker Properties LP 6.80% due 5/01/04;
              $8,998,435 Spieker Properties LP 7.125% due 12/01/06; $7,330,706 Avalon
              Bay Communities 6.80% due 7/15/06; $9,456,853 Prologis Trust 7.10% due
              4/15/08; $7,620,874 AOL Time Warner Inc. 7.625% due 4/15/31; $5,906
              Valassis Communications 1.08% 144A due 5/22/33............................     100,000,000
#   7,205,745 NYLIM Institutional Prime Cash Fund.......................................       7,205,745
#  22,000,000 Regency Markets No. 1 LLC Fund Discount CP
              1.07%, due 7/21/03........................................................      22,000,000
                                                                                         ---------------
              Total Money Market Instruments (Amortized Cost--$259,279,361).............     259,297,687
                                                                                         ---------------
TOTAL INVESTMENTS (Cost--$2,655,996,459) (166.3%)....................................... $2,806,951,418
                                                                                         ---------------

--------
** Dividends currently are deferred.

# This security was purchased with the cash proceeds from securities loans.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shares of the Fund.

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                                 BALANCE SHEET
                                  (UNAUDITED)
                                 June 30, 2003

ASSETS:
Investments at market value:
 Common stocks (cost $1,307,884,752)....................................................... $1,409,202,305
 Preferred stocks cost ($282,187,804)......................................................    288,639,861
 Bonds (cost $645,545,252).................................................................    688,441,905
 U.S. Treasury obligation (cost $2,172,756)................................................      2,393,360
 U.S. government agency obligations (cost $158,926,534)....................................    158,976,300
 Money market instruments (amortized cost $259,279,361)....................................    259,297,687
                                                                                            --------------
   Total investments at value (cost--$2,655,996,459) including $445,950,507 of securities loaned................................................................................  2,806,951,418
Interest-bearing deposits with custodian...................................................      5,852,225
Receivables:
 Securites sold............................................................................     46,796,800
 Interest..................................................................................      9,922,713
 Dividends.................................................................................      7,264,904
 Securities lending income.................................................................         86,688
 Securities lending broker rebates.........................................................        227,841
Prepaid expenses...........................................................................        177,808
                                                                                            --------------
   Total Assets............................................................................ $2,877,280,397
                                                                                            ==============
LIABILITIES:
Payable for securities purchased...........................................................     11,280,353
Due to Adviser (Note 2)....................................................................      3,263,073
Due to Administrator (Note 2)..............................................................        839,677
Dividends payable on common stock..........................................................     14,137,525
Dividends payable on remarketed preferred stock............................................        410,940
Accrued expenses...........................................................................        502,271
Commercial paper outstanding (Note 6)......................................................    198,755,057
Payable upon return of securities on loan..................................................    459,546,575
                                                                                            --------------
   Total Liabilities....................................................................... $  688,735,471
                                                                                            --------------
Remarketed preferred stock ($.001 par value; 100,000,000 shares authorized and 5,000 shares
  issued and outstanding, liquidation preference $100,000 per share) (Note 5)..............    500,000,000
                                                                                            --------------
CAPITAL:
Common stock ($.001 par value; 250,000,000 shares authorized and 217,500,379 shares issued
  and outstanding) (Note 4)................................................................        217,500
Paid-in surplus (Note 4)...................................................................  1,948,726,347
Accumulated net realized loss on investments...............................................   (407,628,925)
Distributions in excess of book net investment income......................................     (3,726,281)
Net unrealized appreciation (depreciation) on investments, foreign currency translation and
  collateral held for securities on loan...................................................    150,956,285
 Net assets applicable to common stock (equivalent to $7.76 per share based on 217,500,379 shares outstanding......................................................................  1,688,544,926
                                                                                            --------------
   Total Liabilities, Remarketed Preferred Stock and Capital............................... $2,877,280,397
                                                                                            ==============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
                    For the six months ended June 30, 2003

INVESTMENT INCOME:
 Interest................................................................................ $ 17,077,245
 Dividends (less withholding tax of $277,782)............................................   80,845,528
 Securities lending income, net..........................................................      514,310
                                                                                          ------------
   Total investment income...............................................................   98,437,083

EXPENSES:
 Management fees (Note 2)................................................................    6,381,810
 Commercial paper interest expense (Note 6 ).............................................    1,518,694
 Administrative fees (Note 2)............................................................    1,648,356
 Transfer agent fees.....................................................................      235,300
 Custodian fees..........................................................................      253,400
 Remarketing agent fees..................................................................      628,472
 Shareholder reports.....................................................................      325,800
 Professional fees.......................................................................      203,300
 Directors' fees (Note 2)................................................................      253,400
 Other expenses..........................................................................      590,379
                                                                                          ------------
   Total expenses........................................................................   12,038,911
                                                                                          ------------
   Net investment income.................................................................   86,398,172

REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on investments........................................................  (40,997,409)
 Net change in unrealized appreciation (depreciation) on investments, collateral held for securities on loan and foreign currency translation...................................  125,034,978
                                                                                          ------------
 Net realized and unrealized gain........................................................   84,037,569

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
 From net investment income..............................................................   (3,262,369)
                                                                                          ------------
 Net increase in net assets applicable to common shares resulting from operations........ $167,173,372
                                                                                          ============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                For the
                                                                              six months     For the year
                                                                                 ended          ended
                                                                             June 30, 2003   December 31,
                                                                              (UNAUDITED)        2002
                                                                            --------------  --------------
FROM OPERATIONS:
 Net investment income..................................................... $   86,398,172  $  169,842,194
 Net realized loss.........................................................    (40,997,409)   (299,216,873)
 Net change in unrealized appreciation/(depreciation) on investments,
   collateral held for securities on loan, and foreign currency translation    125,034,978     (87,406,287)
 Distributions to preferred shareholders from net investment income........     (3,262,369)     (8,213,811)
                                                                            --------------  --------------
   Net increase (decrease) in net assets applicable to common shares
     resulting from operations.............................................    167,173,372    (224,994,777)

DISTRIBUTIONS TO COMMON STOCKHOLDERS FROM:
 Net investment income--(Note 3)...........................................    (84,610,969)   (167,637,718)
                                                                            --------------  --------------
   Total distributions to common stockholders..............................    (84,610,969)   (167,637,718)

FROM CAPITAL STOCK TRANSACTIONS (Note 4):
 Shares issued to common stockholders from dividend reinvestment...........     13,012,090      25,906,297
                                                                            --------------  --------------
 Net increase in net assets derived from capital share transactions........     13,012,090      25,906,297
                                                                            --------------  --------------
   Total increase (decrease)...............................................     95,574,493    (366,726,198)

TOTAL NET ASSETS APPLICABLE TO COMMON SHARES:
 Beginning of period.......................................................  1,592,970,433   1,959,696,631
                                                                            --------------  --------------
 End of period (including distributions in excess of book net investment income of $3,726,281, and $2,418,188, respectively)..................... $1,688,544,926  $1,592,970,433
                                                                            ==============  ==============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF CASH FLOWS
                                  (UNAUDITED)
                    For the six months ended June 30, 2003


Cash Flows From (For):
OPERATING ACTIVITIES
 Interest received....................................................... $    18,308,025
 Income dividends received...............................................      77,359,598
 Securities lending income, net..........................................         539,378
 Operating expenses paid (excluding interest)............................     (10,825,785)
 Interest paid on commercial paper.......................................      (2,078,462)
                                                                          ---------------
   Net cash provided by operating activities...........................................      83,302,754
INVESTING ACTIVITIES
 Purchase of investment securities.......................................  (2,911,810,513)
 Proceeds from sale/redemption of investment securities..................   2,897,456,481
 Amortization of premiums and discounts on debt securities...............       5,695,476
                                                                          ---------------
   Net cash used in investing activities...............................................      (8,658,556)
FINANCING ACTIVITIES
 Dividends paid..........................................................     (87,949,623)
 Proceeds from issuance of common stock under dividend reinvestment
   plan..................................................................      13,012,090
 Change in net proceeds from issuance of commercial paper................         799,618
                                                                          ---------------
   Net cash used in financing activities...............................................     (74,137,915)
                                                                                           ------------
Net increase in cash and cash equivalents.................................................      506,283
Cash and cash equivalents--beginning of period............................................    5,345,942
                                                                                           ------------
Cash and cash equivalents--end of period.................................................. $  5,852,225
                                                                                           ============
Reconciliation of net investment income to net cash provided by operating activities:
 Net investment income...................................................................  $ 86,398,172
 Adjustments to reconcile net investment income to net cash provided by operating activities:
   Decrease in interest receivable.......................................       1,230,780
   Increase in dividends receivable......................................      (3,485,930)
   Decrease in accrued expenses..........................................        (865,336)
   Decrease in other receivable..........................................          25,068
                                                                          ---------------
     Total adjustments...............................................................         3,095,418
                                                                                           ------------
 Net cash provided by operating activities...............................................  $ 83,302,754
                                                                                           ============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                 June 30, 2003

(1) SIGNIFICANT ACCOUNTING POLICIES:

   DNP SELECT INCOME FUND INC. (the "Fund", formerly Duff & Phelps Utilities Income Inc.) was incorporated under the laws of the State of Maryland on November 26, 1986. The Fund commenced operations on January 21, 1987, as a closed-end diversified management investment company registered under the Investment Company Act of 1940. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

   The following are the significant accounting policies of the Fund:

      (a) The market values for securities are determined as follows: Equity securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Fixed income securities and any other securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis, which approximates market value.

      (b) No provision is made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and has made such distributions to its shareholders deemed necessary to be relieved of all Federal income taxes under provisions of current Federal tax law. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to be carried forward for eight years following the year of loss and offset such losses against any future realized gains. At December 31, 2002, the Fund had tax capital loss carry forwards of $199,205,932 which expire beginning on December 31, 2003. For the period November 1, 2002 through December 31, 2002, the Fund incurred net realized capital losses of $181,983,140. The Fund intends to treat these losses as having occurred on January 1, 2003.

      At December 31, 2002, on a tax basis, the Fund had undistributed net investment income of $2,103,117; and based on a $2,792,953,260 tax cost of investments, gross unrealized appreciation of $139,857,445 and unrealized depreciation of $126,699,675. The difference between the book basis and tax basis of distributable earnings are primarily a result of tax deferral of wash sale losses, the accretion of market discount and amortization of premiums.

      (c) The accounts of the Fund are kept on the accrual basis of accounting. Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities for book purposes. Discounts and premiums are not amortized for tax purposes.

      (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      (e) As required, effective January 1, 2002, the Fund has adopted the classification requirement of EITF D-98, Classification and Measurement of Redeemable Securities. EITF D-98 requires that preferred stock be presented separately at liquidation preference on the balance sheet. Accordingly, certain reclassifications have been made to the statement of operations, statement of changes in net assets and financial highlights for all periods presented. The adoption of EITF D-98 had no impact on the net asset value of the common stock of the Fund.

                          DNP SELECT INCOME FUND INC.
                  NOTES TO FINANCIAL STATEMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2003


(2) MANAGEMENT ARRANGEMENTS:

   The Fund has engaged Duff & Phelps Investment Management Co. (the "Adviser") to provide professional investment management services for the Fund and has engaged J. J. B. Hilliard, W. L. Lyons, Inc. (the "Administrator") to provide administrative and management services for the Fund. The Adviser receives a quarterly fee at an annual rate of .60% of the average weekly net assets of the Fund up to $1.5 billion and .50% of average weekly net assets in excess thereof. The Administrator receives a quarterly fee at annual rates of .25% of average weekly net assets up to $100 million, .20% of average weekly net assets from $100 million to $1 billion, and .10% of average weekly net assets over $1 billion. For purposes of the foregoing calculations, "average weekly net assets" is defined as the sum of (i) the aggregate net asset value of the Fund's common stock (ii) the aggregate liquidation preference of the Fund's preferred stock and (iii) the aggregate proceeds to the Fund of commercial paper issued by the Fund. Directors of the Fund not affiliated with the Adviser receive a fee of $25,000 per year plus $2,000 per board meeting, plus $1,500 per committee meeting attended. Committee Chairmen receive an additional fee of $5,000 per year. Total fees paid to directors for the six months ended June 30, 2003 were $247,195. Transfer agent and custodian fees are paid to The Bank of New York.

(3) DIVIDENDS:

   The Board of Directors has authorized the following distributions to common stockholders from investment income in 2003:

             Record  Payable  Dividend   Record  Payable  Dividend
              Date    Date    Per Share   Date    Date    Per Share
            -------- -------- --------- -------- -------- ---------
            01-31-03 02-10-03   $.065   04-30-03 05-12-03   $.065
            02-28-03 03-10-03    .065   05-30-03 06-10-03    .065
            03-31-03 04-10-03    .065   06-30-03 07-10-03    .065

   The tax basis for all distributions was ordinary income.

(4) CAPITAL STOCK TRANSACTIONS:

   The Fund may purchase shares of its own stock in open market or private transactions, from time to time and in such amounts and at such prices (not exceeding $100,000 plus accumulated and unpaid dividends in the case of the Fund's remarketed preferred stock and less than net asset value in the case of the Fund's common stock) as management may deem advisable. Since any such purchases of the Fund's common stock would be made at prices below net asset value, they would increase the net asset value per share of the remaining shares of common stock outstanding. The Fund has not purchased any shares of its common stock.

   Transactions in common stock and paid-in surplus during 2002 and for the six months ended June 30, 2003 were as follows:

                                                 Shares        Amount
                                               ----------- --------------
       For the year ended December 31, 2002:
          Beginning capitalization............ 213,521,241 $1,910,025,460
          Dividend reinvestment...............   2,648,274     25,906,297
                                               ----------- --------------
              Total capitalization............ 216,169,515 $1,935,931,757
                                               =========== ==============
       For the six months ended June 30, 2003:
          Beginning capitalization............ 216,169,515 $1,935,931,757
          Dividend reinvestment...............   1,330,864     13,012,090
                                               ----------- --------------
              Total capitalization............ 217,500,379 $1,948,943,847
                                               =========== ==============

                          DNP SELECT INCOME FUND INC.
                  NOTES TO FINANCIAL STATEMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2003


(5) REMARKETED PREFERRED STOCK:

   In 1988, the Fund issued 5,000 shares of Remarketed Preferred Stock ("RP") in five series of 1,000 shares each at a public offering price of $100,000 per share. The underwriting discount and other expenses incurred in connection with the issuance of the RP were recorded as a reduction of paid-in surplus on common stock. Dividends on the RP are cumulative at a rate which was initially established for each series at its offering. Since the initial offering of each series, the dividend rate on each series has been reset every 49 days by a remarketing process. Dividend rates ranged from 1.05% to 1.43% during the six months ended June 30, 2003.

   The RP is redeemable at the option of the Fund on any dividend payment date at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the RP, and the RP is subject to mandatory redemption if that asset coverage is not maintained. Each series of RP is also subject to mandatory redemption on a date certain as follows: Series A--November 28, 2012; Series B--November 18, 2015; Series C--November 7, 2018; Series D--December 22, 2021; and Series E--December 11, 2024.

   In general, the holders of the RP and of the Common Stock have equal voting rights of one vote per share, except that the holders of the RP, as a class, vote to elect two members of the Board of Directors, and separate class votes are required on certain matters that affect the respective interests of the RP and the Common Stock. The RP has a liquidation preference of $100,000 per share plus accumulated and unpaid dividends.

(6) COMMERCIAL PAPER:

   The Board of Directors has authorized the Fund to issue up to $200,000,000 of Commercial Paper Notes (the "Notes") in minimum denominations of $100,000 with maturities up to 270 days. The Notes generally will be sold on a discount basis, but may be sold on an interest-bearing basis. The Notes are not redeemable by the Fund nor are they subject to voluntary prepayment prior to maturity. The aggregate amount of Notes outstanding changes from time to time. The Notes are unsecured, general obligations of the Fund. The Fund has entered into a credit agreement to provide liquidity. The Fund is able to request loans under the credit agreement of up to $100,000,000 at any one time, subject to certain restrictions. Interest rates on the Notes ranged from 1.23% to 1.40% during the six months ended June 30, 2003. At June 30, 2003, the Fund had Notes outstanding of $198,755,057.

(7) INVESTMENT TRANSACTIONS:

   For the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term securities) were $2,843,676,518 and $2,829,268,803, respectively.

   The Fund may lend portfolio securities to a broker/dealer. Loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The Fund receives a portion of the income earned on the securities held as collateral and continues to earn income on the loaned securities. Security loans are subject to the risk of failure by the borrower to return the loaned securities in which case the Fund could incur a loss. At June 30, 2003, the Fund had loaned portfolio securities with a market value of $445,950,507 to a broker/dealer and received $459,546,575 of cash collateral. This cash was invested in securities as shown in the Schedule of Investments.

                          DNP SELECT INCOME FUND INC.
           FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS

   The table below provides information about income and capital changes for a share of common stock outstanding throughout the periods indicated:

                              For the six
                             months ended                 For the year ended December 31
                             June 30, 2003 ------------------------------------------------------------
                              (UNAUDITED)      2002        2001        2000         1999        1998
                             ------------- ----------   ----------  ----------  ----------   ----------
Net asset value:
 Beginning of period........  $     7.37   $     9.18   $    10.51  $     8.77  $    10.36   $     9.90
                              ----------   ----------   ----------  ----------  ----------   ----------
 Net investment income......        0.40         0.79         0.77        0.88        0.89         0.88
 Net realized gain (loss)
   and change in
   unrealized appreciation/
   (depreciation) on
   investments..............        0.40        (1.78)       (1.23)       1.76       (1.59)        0.46
 Dividends on preferred
   stock from net
   investment income........       (0.02)       (0.04)       (0.08)      (0.11)      (0.10)       (0.10)
 Total from investment
   operations applicable to
   common shares............        0.78        (1.03)       (0.54)       2.53       (0.80)        1.24
 Dividends on common
   stock from net
   investment income........       (0.39)       (0.78)       (0.79)      (0.79)      (0.79)       (0.78)
Net asset value:
 End of period..............  $     7.76   $     7.37   $     9.18  $    10.51  $     8.77   $    10.36
                              ==========   ==========   ==========  ==========  ==========   ==========
Per share market value:
 End of period..............  $    10.87   $     9.90   $    11.06  $    10.50  $     8.31   $    11.25
Ratio of expenses to average
  net assets applicable to
  common stock..............        1.53%*       1.44%        1.57%       1.79%       1.66%        1.46%
Ratio of net investment
  income to average net
  assets applicable to
  common stock..............       11.00%*       9.63%        8.63%       9.73%       9.40%        8.85%
Total investment return.....       14.21%       (3.04%)      13.67%      37.37%     (19.85%)      19.95%
Portfolio turnover rate.....      128.24%      197.27%      213.48%     229.70%     223.78%      251.19%
Net assets applicable to
  common stock, end of
  period (000s omitted).....  $1,583,655   $1,592,970   $1,959,697  $2,216,014  $1,828,128   $2,131,692

--------
*  Annualized

Board of Directors

FRANKLIN A. COLE

GORDON B. DAVIDSON

CONNIE K. DUCKWORTH

ROBERT J. GENETSKI

CLAIRE V. HANSEN, CFA

FRANCIS E. JEFFRIES, CFA

NANCY LAMPTON

CHRISTIAN H. POINDEXTER

CARL F. POLLARD

DAVID J. VITALE

Officers

CLAIRE V. HANSEN, CFA
Chairman

NATHAN I. PARTAIN, CFA
President and Chief Executive Officer

T. BROOKS BEITTEL, CFA
Senior Vice President, and Secretary

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President and Treasurer

DIANNA P. WENGLER
Assistant Secretary

DNP Select
Income Fund Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown, Rowe & Maw
190 South LaSalle Street
Chicago, Illinois 60603

Independent Auditors

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

                                                                     DNP Select
                                                               Income Fund Inc.

                                                             Semi-Annual Report

                                                                  June 30, 2003
[LOGO]

ITEM 2.   CODE OF ETHICS.

          Not applicable to semi-annual reports.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable to semi-annual reports.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable to semi-annual reports.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

          Not applicable to semi-annual reports.


ITEM 6.   [RESERVED]


ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
          FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to semi-annual reports.


ITEM 8    [RESERVED]


ITEM 9.   CONTROLS AND PROCEDURES.

          (a) Within the 90-day period prior to the filing of this report, the registrant's management carried out an evaluation, with the participation of the Chief Executive Officer and Chief Financial Officer, of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based on their evaluation, the Chief Executive Officer and Chief Financial Officer believe that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

          (b) There have been no changes in the registrant's internal control over financial reporting during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)(1)              Not applicable to semi-annual reports.

          (a)(2)


          Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

          (b)

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               DNP SELECT INCOME FUND INC.

By (Signature and Title)   /s/ NATHAN I. PARTAIN
                           -----------------------------------------------------
                           Nathan I. Partain
                           President and Chief Executive Officer

Date                       August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ NATHAN I. PARTAIN
                          ------------------------------------------------------
                           Nathan I. Partain
                           President and Chief Executive Officer

Date                       August 22, 2003

By (Signature and Title)   /s/ JOSEPH C. CURRY, JR.
                          ------------------------------------------------------
                           Joseph C. Curry
                           Vice President and Treasurer

Date                       August 22, 2003